MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                          MASSACHUSETTS INVESTORS TRUST
                    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                MFS(R) BOND FUND
                        MFS(R) CAPITAL OPPORTUNITIES FUND
                            MFS(R) CASH RESERVE FUND
                       MFS(R) CONSERVATIVE ALLOCATION FUND
                             MFS(R) CORE EQUITY FUND
                             MFS(R) CORE GROWTH FUND
                         MFS(R) DIVERSIFIED INCOME FUND
                           MFS(R) EMERGING GROWTH FUND
                        MFS(R) EMERGING MARKETS DEBT FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                      MFS(R) FLOATING RATE HIGH INCOME FUND
                            MFS(R) GLOBAL EQUITY FUND
                            MFS(R) GLOBAL GROWTH FUND
                         MFS(R) GLOBAL TOTAL RETURN FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                          MFS(R) GROWTH ALLOCATION FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
                             MFS(R) HIGH INCOME FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                       MFS(R) INFLATION-ADJUSTED BOND FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND
                    MFS(R) INTERNATIONAL DIVERSIFICATION FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                     MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                          MFS(R) LIFETIME(R) 2010 FUND
                          MFS(R) LIFETIME(R) 2020 FUND
                          MFS(R) LIFETIME(R) 2030 FUND
                          MFS(R) LIFETIME(R) 2040 FUND
                    MFS(R) LIFETIME(R) RETIREMENT INCOME FUND
                          MFS(R) LIMITED MATURITY FUND
                           MFS(R) MID CAP GROWTH FUND
                            MFS(R) MID CAP VALUE FUND
                         MFS(R) MODERATE ALLOCATION FUND
                            MFS(R) MONEY MARKET FUND
                           MFS(R) MUNICIPAL BOND FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                          MFS(R) MUNICIPAL INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                            MFS(R) NEW DISCOVERY FUND
                            MFS(R) NEW ENDEAVOR FUND
                            MFS(R) RESEARCH BOND FUND
                           MFS(R) RESEARCH BOND FUND J
                              MFS(R) RESEARCH FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND
                          MFS(R) SECTOR ROTATIONAL FUND
                          MFS(R) STRATEGIC GROWTH FUND
                          MFS(R) STRATEGIC INCOME FUND
                           MFS(R) STRATEGIC VALUE FUND
                             MFS(R) TECHNOLOGY FUND
                            MFS(R) TOTAL RETURN FUND
                        MFS(R) UNION STANDARD EQUITY FUND
                              MFS(R) UTILITIES FUND
                                MFS(R) VALUE FUND
                          MFS(R) MUNICIPAL STATE FUNDS:
                         AL, AR, CA, FL, GA, MD, MA, MS,
                           NY, NC, PA, SC, TN, VA, WV


      Supplement to Current Statement of Additional Information - Part II:

This SAI Part II supplement supersedes and replaces the Funds' SAI Part II supplement dated November 13, 2006.

Effective immediately, all references to "MFS Serviced Plans" are replaced by "Serviced Plans" in the Statement of Additional Information Part II.

Effective immediately, the sub-section entitled "II. Management of the Fund - Investment Adviser" is restated in its entirety as follows:

Investment Adviser

MFS provides the Funds with investment advisory services. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial, Inc. (a diversified financial services company).

Unless otherwise noted, MFS votes proxies on behalf of the Funds pursuant to the proxy voting policies described under the heading "Proxy Voting Policies and Procedures - Massachusetts Financial Services Company" in Appendix B to this SAI
Part II (except for the MFS Union Standard Equity Fund, for which Institutional Shareholder Services, Inc. votes proxies as described under the heading "Proxy Voting Policies and Procedures - MFS Union Standard Equity Fund" in Appendix B to this SAI Part II). Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2006 is available without charge by visiting mfs.com and clicking on "Proxy Voting" and by visiting the SEC's Web site at http://www.sec.gov.

Prior to January 1, 2007, JMR/Financial, Inc. voted proxies on behalf of MFS Union Standard Equity Fund.

Effective immediately, the following is added after the last paragraph of the sub-section entitled "Investment Adviser - Investment Sub Adviser" under the heading "II. Management of the Fund":

MFS has engaged Valley Forge Capital Advisors, Inc. (referred to as Valley Forge) to act as sub-adviser with respect to the MFS Sector Rotational Fund's portfolio. Valley Forge is located at 83 General Warren Boulevard, Suite 200, Malvern, Pennsylvania, 19355. Valley Forge is 56% owned by George M. Mara and 20% owned by Maryanne P. Mara.

Valley Forge is a Delaware corporation and a registered investment adviser. Valley Forge provides investment management and supervisory services to mutual funds, high net worth individuals and institutional accounts.

Effective immediately, the following is added after the last paragraph of the sub-section entitled "Investment Adviser - Sub-Advisory Agreement" under the heading "II. Management of the Fund":

Valley Forge serves as the MFS Sector Rotational Fund's sub-adviser pursuant to a Sub-Investment Advisory Agreement between the Adviser and Valley Forge (for purposes of this paragraph, the "Sub-Advisory Agreement"). The Sub-Advisory Agreement provides that the Adviser delegate to Valley Forge the authority to make investment decisions for the MFS Sector Rotational Fund (for the purposes of this paragraph, the "Fund"). For these services, the Adviser pays Valley Forge an investment advisory fee, computed and paid quarterly in arrears, in an amount equal to 0.35% annually of the first $1 billion of the fund's average daily net assets; 0.30% annually of the fund's average daily net assets in excess of $1 billion and up to $2.5 billion; 0.25% annually of the fund's average daily nets assets in excess of $2.5 billion and up to $5 billion; and 0.20% annually of the fund's average daily net assets in excess of $5 billion. The Sub-Advisory Agreement will continue in effect after its initial two year period provided that such continuance is specifically approved at least annually by the Board of Trustees or by the vote of a majority of the Fund's outstanding voting securities, and, in either case, by a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons of any such party. The Sub-Advisory Agreement terminates automatically if it is assigned and may be terminated without penalty by the Trustees, by vote of a majority of the Fund's outstanding voting securities, or by the Adviser or Valley Forge on not less than 60 days' written notice. The Sub-Advisory Agreement specifically provides that neither Valley Forge nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Sub-Advisory Agreement.

Effective immediately, the following sub-section entitled "Custodian" is inserted between the sub-section entitled "Administrator" and the sub-section entitled "Shareholder Servicing Agent" under the heading "II. Management of the Fund":

Custodian

State Street Bank and Trust Company, with a place of business at 225 Franklin Street, Boston, MA 02110, currently serves as the custodian of the assets of each Fund (the "custodian"). The custodian is responsible for safekeeping and controlling each Fund's cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on each Fund's investments, serving as each Fund's foreign custody manager, providing reports on foreign securities depositaries, maintaining books of original entry and other required books and accounts for each Fund, and calculating the daily net asset value of each class of shares of each Fund. Each Fund may invest in securities of the custodian and may deal with the custodian as principal in securities transactions.

It is anticipated that on or before the day following the fiscal year-end for the following Funds, JPMorgan Chase Bank, with a place of business at One Chase Manhattan Plaza, New York, NY 10081, will begin serving as custodian of the assets of the following Funds:

MFS Bond Fund                          MFS Limited Maturity Fund
MFS Capital Opportunities Fund         Massachusetts Investors Growth Stock Fund
MFS Diversified Income Fund            MFS Municipal High Income Fund
MFS Emerging Growth Fund               MFS Municipal Income Fund
MFS Government Securities Fund         MFS Municipal Limited Maturity Fund
MFS Growth Opportunities Fund          MFS Research Bond Fund
MFS High Income Fund                   MFS Research Bond Fund J
MFS High Yield Opportunities Fund      MFS Municipal State Funds:
MFS Intermediate Investment Grade      AL, AR, CA, FL, GA, MD, MA, MS,
     Bond Fund                         NY, NC, PA, SC, TN, VA, WV

JP Morgan Chase Bank will be responsible for safekeeping and controlling each such Fund's cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on each such Fund's investments, serving as each such Fund's foreign custody manager, and providing reports on foreign securities depositaries. An affiliate of JP Morgan Chase Bank, JPMorgan Investor Services Company, with a place of business at 73 Tremont Street, Boston, MA 02108, will be responsible for maintaining books of original entry and other required books and accounts for each such Fund and calculating the daily net asset value of each class of shares of each such Fund. Each such Fund may invest in securities of JP Morgan Chase Bank and its affiliates, and may deal with JP Morgan Chase Bank and its affiliates as principal in securities transactions.

Each Fund has an expense offset arrangement that reduces each Fund's custodian fee based upon the amount of cash maintained by each Fund with its custodian.

Effective immediately, the sub-section entitled "II. Management of the Fund - Shareholder Servicing Agent" is restated in its entirety as follows:

Shareholder Servicing Agent

MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the Funds under a Shareholder Servicing Agent Agreement. Under the Agreement, MFSC may receive a fee based on the costs it incurs in providing these services, plus a target profit margin. MFSC may also contract with other affiliated and unaffiliated service providers to provide some or all of the services described above. MFSC has contracted with State Street Bank and Trust Company to perform dividend disbursing agent functions for the Funds.

Under the Agreement, MFSC may receive a fee from the Funds designed to achieve a target pre-tax annual profit margin. Taking into account this goal, effective January 1, 2007, the Funds (except Funds investing primarily in other MFS Funds) pays MFSC a fee based on its average daily net assets equal to 0.06%. Such fee rate shall continue until modified by agreement between the Funds and MFSC, taking into account MFSC's pre-tax profit margin target.

In addition, MFSC is reimbursed by the Funds for certain expenses incurred by MFSC on behalf of the Funds. These reimbursements include payments for certain out-of-pocket expenses, such as costs related to mailing shareholder statements and the use of third party recordkeeping systems, incurred by MFSC in performing the services described above. MFSC is also reimbursed for payments made under agreements with affiliated and unaffiliated service providers that provide omnibus accounting, network, subtransfer agency and other shareholder services, including without limitation recordkeeping, reporting and transaction processing services. Payments made under these agreements are based either on the Funds' average daily net assets or the Fund accounts serviced by the service provider.

Effective immediately, the section entitled "IX. Portfolio Transactions and Brokerage Commissions" is restated in its entirety as follows:

IX. PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

For the purposes of this section, all references to the "Adviser" shall include Valley Forge Capital Advisors, Inc. with respect to the MFS Sector Rotational Fund, and shall include Sun Capital Advisers LLC with respect to that portion of the MFS Diversified Income Fund for which Sun Capital provides investment advisory services.

Specific decisions to purchase or sell securities for the Funds are made by persons affiliated with the Adviser. Any such person may serve other clients of the Adviser or any subsidiary of the Adviser in a similar capacity.

In connection with the selection of broker/dealers and the placing of Fund portfolio transactions, the Adviser seeks to achieve for the Funds the best overall price and execution available from brokerage firms, taking account of all factors it deems relevant, including by way of illustration: price; the size of the transaction; the nature of the market for the security; the amount of the commission; the timing and impact of the transaction taking into account market prices and trends; the reputation, experience and financial stability of the broker/dealer involved; and the quality of services rendered by the broker/dealer in that and other transactions.

In the case of securities traded in the over-the-counter market, portfolio transactions may be effected either on an agency basis, which involves the payment of negotiated brokerage commissions to the broker/dealer, including electronic communication networks, or on a principal basis at net prices without commissions, but which include compensation to the broker/dealer in the form of a mark-up or mark-down, depending on where the Adviser believes best execution is available. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Adviser on tender or exchange offers. Such soliciting or dealer fees are, in effect, recaptured by the Funds.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended ("Section 28(e)"), the Adviser may cause the Funds to pay a broker/dealer which provides "brokerage and research services" (as defined by the Securities Exchange Act of 1934, as amended) to the Adviser an amount of commission for effecting a securities transaction for the Funds in excess of the amount other broker/dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the effecting broker/dealer viewed in terms of either a particular transaction or the Adviser's overall responsibilities to the Funds and its other clients. "Commissions," as interpreted by the SEC, include fees paid to brokers for trades conducted on an agency basis, and certain mark-ups, markdowns, commission equivalents and other fees received by dealers in riskless principal transactions placed in the over-the-counter market.

The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) or required in connection therewith by applicable rules.

Broker/dealers may be willing to furnish statistical, research and other factual information or services ("Research"), for example, investment research reports; access to analysts; execution systems and trading analytics; reports or databases containing corporate, fundamental, and technical analyses; portfolio modeling strategies; and economic research services, such as publications, chart services, and advice from economists concerning macroeconomics information, and analytical investment information about particular corporations to the Adviser for no consideration other than brokerage or underwriting commissions. Such broker/dealers may be involved from time to time in executing, clearing or settling securities transactions on behalf of the Funds ("Executing Brokers"), or may have entered into agreements with one or more Executing Brokers pursuant to which they are responsible for performing one or more functions, the performance of which has been identified by the SEC as being sufficient to constitute effecting securities transactions within the meaning of Section 28(e) as interpreted by the SEC ("Effecting Brokers"). In reliance on this interpretation the Adviser expects to enter into Commission Sharing Agreements with Executing Brokers which will provide for the Executing Brokers to pay a portion of the Commissions paid by the Funds for securities transactions to Effecting Brokers. In addition to effecting securities transactions on behalf of the Funds pursuant to a Commission Sharing Agreement, the Effecting Brokers will also provide Research for the benefit of the Adviser. If a government agency with regulatory authority over the affairs of the Adviser or its subsidiaries, or a court of competent jurisdiction, were to determine that an Effecting Broker is not effecting a securities transaction within the meaning of Section 28(e), the Adviser believes that such Research should be considered as Research provided by the relevant Executing Broker and permitted by Section 28(e), provided that the relationship with such Executing Broker is otherwise consistent with the requirement for Research under Section 23(c). In such circumstances the Adviser will in effect be paying a greater commission in order to obtain third party research. The Adviser may use brokerage commissions from the Funds' portfolio transactions to acquire Research, subject to the procedures and limitations described in this discussion.

The advisory fee paid by the Funds to the Adviser is not reduced as a consequence of the Adviser's receipt of Research. To the extent the Funds' portfolio transactions are used to obtain Research, the brokerage commissions paid by the Funds might exceed those that might otherwise be paid for execution only. The Research received may be useful and of value to the Adviser in serving both the Funds and other clients of the Adviser; accordingly, not all of the Research provided by brokers through which the Funds effect securities transactions may be used by the Adviser in connection with the Funds. While the Research is not expected to reduce the expenses of the Adviser, the Adviser would, through the use of the Research, avoid the additional expenses that would be incurred if it attempted to develop comparable information through its own staff.

From time to time, the Adviser prepares a list of broker/dealer firms that have been deemed by the Adviser to provide valuable Research as determined periodically by the investment staff ("Research Firms"), together with a suggested non-binding amount of brokerage commissions ("non-binding target") to be allocated to each Research Firm, subject to certain requirements. These Research Firms may include Executing Brokers and Effecting Brokers. In instances when the Adviser allocates commissions to Research Firms that are effecting trades within the meaning of Section 28(e) on behalf of client accounts, such trades will be executed in accordance with the Adviser's obligation to seek best execution for its client accounts. Neither the Adviser nor the Funds have an obligation to any Research Firm if the amount of brokerage commissions paid to the Research Firm is less than the applicable non-binding target. The Adviser reserves the right to pay cash to the Research Firm from its own resources in an amount the Adviser determines in its discretion.

If the Adviser determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), the Adviser will allocate the costs of such service or product accordingly in its reasonable discretion. The Adviser will allocate brokerage commissions to Research Firms only for the portion of the service or product that the Adviser determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

In effecting portfolio transactions on behalf of the Funds and the Adviser's other clients, the Adviser from time to time may instruct the broker/dealer that executes a transaction to allocate, or "step out," a portion of such transaction to another broker/dealer. The broker/dealer to which the Adviser has "stepped out" would then settle and complete the designated portion of the transaction, and the executing broker/dealer would settle and complete the remaining portion of the transaction that has not been "stepped out." Each broker/dealer may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

In certain instances there may be securities that are suitable for the Funds' portfolios as well as for one or more of the other clients of the Adviser or of any subsidiary of the Adviser (or that the Adviser believes should no longer be held by the Funds' portfolios or by other clients of the Adviser or any subsidiary of the Adviser). It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. Transactions for each client are generally effected independently unless the Adviser determines to purchase or sell the same securities for several clients at approximately the same time. The

Adviser may, but is not required to, aggregate together purchases and sales for several clients and will allocate the trades in a fair and equitable manner, across participating clients. The Adviser has adopted policies that are reasonably designed to ensure that when two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be fair and equitable to each. Among other things, these policies prohibit allocations of equity initial public offerings, equity limited offerings or fixed income new issues to, among others: (1) Private Portfolio Management accounts; (2) Funds or other accounts the beneficial owners of which are principally the Adviser's officers and employees of the Trust or Trustees which are not being offered to the public; and (3) any accounts owned beneficially solely by the Adviser or any direct or indirect subsidiary of the Adviser. However, these policies do not prohibit allocations to Funds or other accounts owned beneficially by Sun Life of Canada (U.S.) Financial Services Holdings, Inc., or Sun Life Financial, Inc., or their affiliates other than the Adviser and its direct and indirect subsidiaries. In addition, accounts in which the Adviser or any of its direct or indirect subsidiaries is the sole beneficial owner generally will be allocated investment opportunities (other than with respect to equity initial public offerings, equity limited offerings or fixed income new issues) on the same basis as Funds or other clients of the Adviser when the account has been established and seeded by the Adviser or the subsidiary with a limited amount of assets for the purpose of establishing a performance record to enable the Adviser or the subsidiary to offer the account's investment style to unaffiliated third parties.

It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. In other cases, however, the Adviser believes that the Funds' ability to participate in volume transactions will produce better executions for the Funds.

Effective immediately, item (2) under the heading "XII. Shareholder Services - Group Purchases" is restated in its entirety as follows:

(2) has a legitimate purpose other than to purchase mutual fund shares at a discount;

Effective immediately, the sub-section entitled "Appendix B - Proxy Voting Policies and Procedures - MFS Union Standard Equity Fund - Proxy Voting Guidelines" is restated in its entirety as follows:

MFS UNION STANDARD EQUITY FUND
PROXY VOTING GUIDELINES

Taft-Hartley Advisory Services Proxy Voting Guidelines - Summary

The Taft-Hartley Advisory Services Voting Policy is based upon the AFL-CIO Proxy Voting Guidelines, which comply with all the fiduciary standards delineated by the U.S. Department of Labor.

Taft-Hartley client accounts are governed by the Employee Retirement Income Security Act (ERISA). ERISA sets forth the tenets under which pension fund assets must be managed and invested. Proxy voting rights have been declared by the Department of Labor to be valuable plan assets and therefore must be exercised in accordance with the fiduciary duties of loyalty and prudence. The duty of loyalty requires that the voting fiduciary exercise proxy voting authority solely in the economic interest of participants and plan beneficiaries. The duty of prudence requires that decisions be made based on financial criteria and that a clear process exists for evaluating proxy issues.

The Taft-Hartley Advisory Services voting policy was carefully crafted to meet those requirements by promoting long-term shareholder value, emphasizing the "economic best interests" of plan participants and beneficiaries. Taft-Hartley Advisory Services will assess the short-term and long-term impact of a vote and will promote a position that is consistent with the long-term economic best interests of plan members embodied in the principle of a "worker-owner view of value."

Our guidelines address a broad range of issues, including election of directors, executive compensation, proxy contests, auditor ratification, and tender offer defenses - all significant voting items that affect long-term shareholder value. In addition, these guidelines delve deeper into workplace issues that may have an impact on corporate performance, including:

     o    Corporate policies that affect job security and wage levels;
     o    Corporate   policies  that  affect  local  economic   development  and
          stability;
     o    Corporate responsibility to employees and communities; and
     o    Workplace safety and health issues.

All votes will be reviewed on a case-by-case basis, and no issues will be considered strictly routine. Each issue will be considered in the context of the company under review. In other words, proxy voting guidelines are just that - guidelines. When company-specific factors are taken into account, every proxy voting decision becomes a case-by-case decision. Keeping in mind the concept that no issue is considered "routine", outlined in the following pages are general voting parameters for various types of proxy voting issues (when there are no company-specific reasons for voting to the contrary).

I) BOARD OF DIRECTORS PROPOSALS

Electing directors is the single most important stock ownership right that shareholders can exercise. The board of directors is responsible for holding management accountable to performance standards on behalf of the shareholders. Taft-Hartley Advisory Services holds directors to a high standard when voting on their election, qualifications, and compensation.

Votes on entire board of directors take into account factors that include:

     o    Company performance relative to its peers;
     o Lack of independence of the full board and key board committees (fully independent audit, compensation, and nominating committees);
     o    Board diversity;
     o Executive compensation-related (excessive salaries/bonuses/pensions, stock option re-pricing, misallocation of corporate funds, etc.);
     o    Failure of board to respond to majority shareholder votes.

Votes on individual director nominees are made on a case-by-case basis, taking into account factors that include:

     o    Poor attendance;
     o Independence of the key board committees (audit, compensation, and nominating);
     o    Performance of the key board committees;
     o    Failure to establish key board committees; and
     o    Interlocking and excessive directorships.

Non-independent Chairman: a principal function of the board is to monitor management, and a fundamental responsibility of the chairman is to monitor the company's CEO. This duty is obviously compromised when the chairman is the CEO. Approximately 60 percent of companies in both the S&P 500 and Russell 3000 have joint chairman and CEO positions. A recent McKinsey survey of board members at 500 U.S. companies found that nearly 70 percent of directors polled said a CEO should not run the board. As executive compensation is heavily correlated to the managerial power relationship in the boardroom, the separation of the CEO and chairman positions is a critical step in curtailing excessive pay. Indeed, a number of academic studies have demonstrated that executive compensation is twenty to forty percent higher if the CEO is also the chairman of the board. We WITHHOLD votes from non-independent directors who serve as board chairmen, and vote FOR proposals calling for non-executive directors who are not former CEOs or senior-level executives to serve as chairman.

Independent Directors: Taft-Hartley Advisory Services believes that a board independent of management is of critical value to safeguard a company and its shareholders. Board independence helps ensure that directors carry out their duties in an objective manner and without manager interference to select, monitor, and compensate management. We will cast votes in a manner consistent with supporting and reinforcing this philosophy. Independence is evaluated upon factors including: past or current employment with the company or its subsidiaries; the provision of consulting services; familial relationships; board interlocks; and service with a non-profit that receives contributions from the company. We vote FOR proposals that request that the board comprise of a two-thirds majority of independent directors, and/or its audit, compensation, and nominating committees be comprised wholly of independent directors. We WITHHOLD votes from non-independent director nominees on boards that are not at least two-thirds (67 percent) independent.

Board Structure: Taft-Hartley Advisory Services supports the principle that all directors should be accountable to shareholder vote on an annual basis. A classified board is a board divided into separate classes (typically three), with only one class of nominees coming up to vote at the annual meeting each year. As a result, shareholders are only able to vote a single director approximately once every three years. A classified board makes it difficult to change control of the board through a proxy contest because typically only one-third of the seats will be at stake. The ultimate result is that classified boards can entrench management and preclude most takeover bids or proxy contests. Good corporate governance practice supports annually elected boards. We vote AGAINST classified boards when the issue comes up for vote.

Board and Committee Size: While there is no hard and fast rule among institutional investors as to what may be an optimal size board, Taft-Hartley Advisory Services believes there is an acceptable range which companies should strive to meet and not exceed. A board that is too large may function inefficiently. Conversely, a board that is too small may allow the CEO to exert disproportionate influence or may stretch the time requirements of individual directors too thin. Given that the preponderance of boards in the U.S. range between five and fifteen directors, we believe this is a useful benchmark for evaluating such proposals. We vote AGAINST any proposal seeking to amend the company's board size to fewer than five seats or more than fifteen seats. On a CASE-BY-CASE basis, we consider WITHHOLDS or other action at companies that have fewer than five directors and more than 15 directors on their board.

Proposals on Board Inclusiveness: Taft-Hartley Advisory Services votes FOR shareholder proposals asking a company to make efforts to seek more women and minority group members for service on the board. A more diverse group of directors benefits shareholders and the company.

Cumulative Voting: Under a cumulative voting scheme, shareholders are permitted to have one vote per share for each director to be elected and may apportion these votes among the director candidates in any manner they wish. This voting method allows minority shareholders to influence the outcome of director contests by "cumulating" their votes for one nominee, thereby creating a measure of independence from management control. Taft-Hartley Advisory Services votes FOR proposals to allow cumulative voting and votes AGAINST proposals to eliminate it.

Poison Pills: Shareholder rights plans, more commonly known as poison pills, are warrants issued to shareholders allowing them to purchase shares from the company at a price far below market value when a certain ownership threshold has been reached, thereby effectively preventing a takeover. Poison pills can entrench management and give the board veto power over takeover bids, thereby altering the balance of power between shareholders and management. While we evaluate poison pills on a case-by-case basis depending on a company's particular set of circumstances, Taft-Hartley Advisory Services generally votes FOR proposals to submit a company's poison pill to shareholder vote and/or eliminate or redeem poison pills. We WITHHOLD votes from boards where a dead-hand poison pill provision is in place. From a shareholder perspective, there is no justification for a dead-hand provision.

II) CAPITAL STRUCTURE

Increase Authorized Common Stock: corporations seek shareholder approval to increase their supply of common stock for a variety of business reasons. We vote FOR proposals to increase authorized common stock when management has provided a specific justification for the increase, evaluating proposals on a case-by-case basis. We believe that an increase of up to 50 percent is enough to allow a company to meet its capital needs. We vote AGAINST proposals to increase an authorization by more than 50 percent unless management provides compelling reasons for the increase.

Dual Class Structures: Taft-Hartley Advisory Services does not support dual share class structures. Incumbent management can use a dual class structure to gain unequal voting rights. A separate class of shares with superior voting rights can allow management to concentrate its power and insulate itself from the majority of its shareholders.

An additional drawback is the added cost and complication of maintaining the two class system. We will vote FOR a one share, one vote capital structure, and we will vote AGAINST the creation or continuation of dual class structures.

III) Ratifying Auditors

Ratifying auditors is no longer a routine procedure. Accounting scandals at companies such as Enron and WorldCom underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. A study by Richard Frankel, Marilyn Johnson, and Karen Nelson found that the ratio of non-audit fees to total fees paid is negatively associated with stock market returns on the filing date, indicating that investors associate non-audit fees "with lower quality audits and, by implication, lower quality earnings." This study also found that companies that pay high non-audit fees are more likely to engage in earnings management.

Auditors are the backbone upon which a company's financial health is measured, and auditor independence is essential for rendering objective opinions upon which investors then rely. When an auditor is paid more in consulting fees than for auditing, its relationship with the company is left open to conflicts of interest. Because accounting scandals evaporate shareholder value, any proposal to ratify auditors is examined for potential conflicts of interest, with particular attention to the fees paid to the auditor, as well as whether the ratification of auditors has been put up for shareholder vote. Failure by a company to present its selection of auditors for shareholder ratification should be discouraged as it undermines good governance and disenfranchises shareholders.

We vote AGAINST ratification of a company's auditor if it receives more than one-quarter of its total fees for consulting and WITHHOLD votes from Audit Committee members when auditor ratification is not included on the proxy ballot and/or when consulting fees exceed audit fees. We support shareholder proposals to ensure auditor independence and effect mandatory auditor ratification.

IV) MERGERS, ACQUISITIONS, AND TRANSACTIONS

Taft-Hartley Advisory Services votes for corporate transactions that take the high road to competitiveness and company growth. Taft-Hartley Advisory Services believes that structuring merging companies to build long-term relationships with a stable and quality work force and preserving good jobs creates long-term company value. We oppose corporate transactions which indiscriminately layoff workers and shed valuable competitive resources.

Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis, taking into account the following factors:

     o    Impact on shareholder value;
     o    Changes  in  corporate  governance  and their  impact  on  shareholder rights;
     o    Fairness opinion (or lack thereof);
     o    Offer price (cost vs. premium);
     o    Form and mix of payment (i.e. stock, cash, debt, etc.);
     o    Change-in-control payments to executive officers;
     o    Perspective of ownership (target vs. acquirer) in the deal;
     o    Fundamental value drivers behind the deal;
     o    Anticipated   financial  and  operating  benefits  realizable  through
          combined synergies;
     o    Financial viability of the combined companies as a single entity;
     o    What  are  the  potential  legal  or  environmental   liability  risks
          associated with the target firm?;
     o    Impact on community stakeholders and employees in both workforces;
     o How will the merger adversely affect employee benefits like pensions and health care?

Reincorporation: Taft-Hartley Advisory Services reviews proposals to change a company's state of incorporation on a case-by-case basis. We vote FOR proposals to reincorporate in another state when the company has provided satisfactory business reasons and there is no significant reduction in shareholder rights. We vote AGAINST proposals to reincorporate that reduce shareholder rights. In cases of offshore reincorporations to tax havens, among other factors, we evaluate the effect upon any and all legal recourse of shareholders in a new jurisdiction, potential harm to company brands and image, and any actual, qualified economic benefit.

V) EXECUTIVE COMPENSATION

Stock Option Plans: Taft-Hartley Advisory Services supports compensating executives at a reasonable rate and believes that executive compensation should be strongly correlated to performance. Stock option and other forms of compensation should be performance-based with an eye toward improving shareholder value. Well-designed stock option plans align the interests of executives and shareholders by providing that executives benefit when stock prices rise as the company-- and shareholders-- prosper together.

Many plans sponsored by management provide goals so easily attained that executives can realize massive rewards even though shareholder value is not necessarily created. Stock options that are awarded selectively and excessively can dilute shareholders' share value and voting power. In general, Taft-Hartley Advisory Services supports plans that are offered at fair terms to executives who satisfy well-defined performance goals. We evaluate option plans on a case-by-case basis, taking into consideration factors including: offer price, dilution to outstanding share value, dilution to share voting power, stock option expensing, annual burn rate, executive concentration ratios, pay-for-performance and the presence of any re-pricing provisions. We support plans that retain tax deductibility through the use of performance goals and oppose plans whose award size exceeds the tax deduction limit.

Taft-Hartley Advisory Services votes FOR option plans that provide legitimately challenging performance targets that truly motivate executives in the pursuit of excellent performance. Likewise, we vote AGAINST plans that offer unreasonable benefits to executives that are not available to any other shareholders.

Stock Option Expensing: A recent long-term study of stock option awards found that there was no correlation whatsoever between executive stock ownership and company performance. Given stock option's accounting treatment of not being charged as an expense against earnings, options have provided the ultimate tax dodge for companies wishing to lavishly compensate employees. Misused stock options can give executives an incentive to inflate their company's earnings or make irresponsibly optimistic forecasts in order to cash in on options in hand. Taft-Hartley Advisory Services supports shareholder resolutions calling for stock option grants to be treated as an expense and opposes the use of stock options if the stock options are not fully expensed.

Proposals to Limit Executive and Director Pay: Taft-Hartley Advisory Services votes FOR shareholder proposals that seek additional disclosure of executive and director pay information (current SEC requirements only call for the disclosure of the top five most highly compensated executives and only if they earn more than $100,000 in salary and benefits). We vote FOR shareholder proposals that seek to eliminate outside directors' retirement benefits. We review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction. Golden Parachutes: golden parachutes are designed to protect the senior level employees of a corporation in the event of a change-in-control. Under most golden parachute agreements, senior level management employees receive a lump sum pay-out triggered by a change-in-control at usually two to three times base salary. These severance agreements grant extremely generous benefits to well-paid executives and most often offer no value to shareholders. Taft-Hartley Advisory Services votes FOR shareholder proposals to have all golden parachute agreements submitted for shareholder ratification, and we generally vote AGAINST all proposals to ratify golden parachutes.

Employee Stock Ownership Plans (ESOPs): Taft-Hartley Advisory Services generally votes FOR ESOPs which allow a company's employees to acquire stock in the company at a slight discount. Such plans help link employees' self-interest to the interests of the shareholders, thereby benefiting the company, its customers, and shareholders and creating long-term company value.

VI) SOCIAL AND ENVIRONMENTAL ISSUES

Increasingly, shareholders are presenting proposals related to company environmental practices, workplace practices, social issues and sustainability goals. Taft-Hartley Advisory Services provides specific narrative explanations for votes on these types of shareholder proposals. Taft-Hartley Advisory Services evaluates shareholder proposals on a case-by-case basis to determine if they are in the best economic interests of the plan participants and beneficiaries. Taft-Hartley Advisory Services' clients select investment strategies and criteria for their portfolios. Taft-Hartley Advisory Services views its responsibility to protect plan beneficiary economic interests through the use of the proxy. To meet this obligation, Taft-Hartley Advisory Services votes consistent with the economic best interests of the participants and beneficiaries to create "high road" shareholder and economic value.

In most cases, Taft-Hartley Advisory Services supports proposals that request management to report to shareholders information and practices that would help in evaluating the company's operations. In order to be able to intelligently monitor their investments, shareholders often need information best provided by the company itself. Taft-Hartley Advisory Services supports proposals that seek management compliance with shareholder interests to ensure that shareholders are fully informed about actions harmful to society with special attention to the company's legal and ethical obligations, impact on company profitability, and the potential negative publicity for disreputable practices.

CERES Principles: The CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues, including protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction. Evidence suggests that environmentally conscious companies may realize long-term savings by implementing programs to pollute less and conserve resources while realizing good public relations and new marketing opportunities. Moreover, the reports that are required of signing companies provide shareholders with more information concerning topics they may deem relevant to their company's financial well-being.Many companies have voluntarily adopted these principles and proven that environmental sensitivity makes good business sense. Taft-Hartley Advisory Services supports proposals that improve a company's public image, reduce exposure to liabilities, and establish standards so that environmentally responsible companies and markets are not at a competitive financial disadvantage. Taft-Hartley Advisory Services votes FOR the adoption of the CERES Principles and FOR reporting to shareholders on environmental issues.

Corporate Conduct, Human Rights, and Labor Codes: Taft-Hartley Advisory Services generally supports proposals that call for the adoption and/or enforcement of clear principles or codes of conduct relating to countries in which there are systematic violations of human rights. These conditions include the use of slave, child, or prison labor, undemocratically elected governments, widespread reports by human rights advocates, fervent pro-democracy protests, and/or economic sanctions and boycotts.

Many proposals refer to the seven core conventions, commonly referred to as the "Declaration on Fundamental Principles and Rights at Work," ratified by the International Labor Organization (ILO). The seven conventions fall under four broad categories: i) Right to organize and bargain collectively; ii) Non-discrimination in employment; iii) Abolition of forced labor; and iv) End of child labor. Each of the 180 member nations of the ILO body are bound to respect and promote these rights to the best of their abilities. Taft-Hartley Advisory Services supports the principles and codes of conduct relating to company investment in countries with patterns of human rights abuses (Northern Ireland, Columbia, Burma, former Soviet Union, and China). Taft-Hartley Advisory Services votes FOR proposals to implement and report on ILO codes of conduct.

Effective immediately, the following waiver category is added under the heading "Appendix C - Waivers of Sales Charges - 3. Waivers for Both MFS Serviced Plans and TA Plans - A. Benefit Responsive Waivers":

------------------------------------------------------------------------ ---------------------------------------------
                                                                         Sales Charge Waived
------------------------------------------------------------------------ ---------------------------------------------
------------------------------------------------------------------------ ------------ ---------- ---------- ----------
Waiver Category                                                          Class        Class A    Class      Class
                                                                         A/529A ISC   CDSC       B/529B     C/529C
                                                                                                 CDSC       CDSC
------------------------------------------------------------------------ ------------ ---------- ---------- ----------
------------------------------------------------------------------------ ------------ ---------- ---------- ----------
o    Distribution made from an IRA pursuant to Section 72(t) of                           o          o          o
     the Internal Revenue Code of 1986, as amended.
------------------------------------------------------------------------ ------------ ---------- ---------- ----------

Effective immediately, the disclosure under the heading "Appendix C - Waivers of Sales Charges - General Waivers - F. Systematic Withdrawals" is restated in its entirety as follows:

------------------------------------------------------------------------ ---------------------------------------------
                                                                         Sales Charge Waived
------------------------------------------------------------------------ ---------------------------------------------
------------------------------------------------------------------------ ---------- ------------ ---------- ----------
Waiver Category                                                          Class      Class A      Class      Class
                                                                         A/529A     CDSC         B/529B     C/529C
                                                                         ISC                     CDSC       CDSC
------------------------------------------------------------------------ ---------- ------------ ---------- ----------
------------------------------------------------------------------------ ---------- ------------ ---------- ----------
F. Systematic Withdrawals
------------------------------------------------------------------------ ---------- ------------ ---------- ----------
------------------------------------------------------------------------ ---------- ------------ ---------- ----------
o    Systematic withdrawals with respect to up to 10% per year of                                   o          o
     the account value (with respect to Class B and Class 529B shares, determined at the time of your first withdrawal under the plan(s) or
     January 1, 2007, whichever is later and reset annually thereafter and with respect to Class C and Class 529C shares, determined at the time the plan is established).
------------------------------------------------------------------------ ---------- ------------ ---------- ----------

Effective immediately, the section entitled "Appendix D - Financial Intermediary Compensation" is restated in its entirety as follows:

SAI PART II - APPENDIX D

FINANCIAL INTERMEDIARY COMPENSATION

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a Fund and/or the servicing of shareholder accounts. Financial intermediaries may receive such compensation (i) in the form of upfront commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders, and Rule 12b-1 ("Distribution Plan") distribution and service payments received by MFD from the Funds, (ii) in the form of 529 administrative services payments, retirement plan administrative and service payments, and shareholder servicing payments paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, "MFD") based on the receipt of such payments by MFD from the Funds, and (iii) in the form of payments paid from MFD's own additional resources. In addition, financial intermediaries may benefit from payments made to other entities for consulting, research, or analytical services.

The types of payments described above are not exclusive. Accordingly, financial intermediaries may receive payments under all or any combination of the above-referenced categories. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. The amount of compensation that MFD pays to a financial intermediary can be significant. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular Fund or share class or to recommend MFS Funds instead of other funds that do not pay such compensation or that pay lower amounts of compensation. For calendar year 2005, gross sales of MFS Funds through financial intermediaries who received such compensation from MFD represented 75% of total gross sales of MFS Funds.

Financial intermediaries may charge you additional fees and/or commissions. You can ask your financial intermediary for information about any payments it receives from MFD and any services it provides, as well as about fees and/or commissions it charges. Financial intermediaries may categorize and disclose these arrangements differently than MFD does. Financial intermediaries that sell Fund shares may also act as a broker or dealer in connection with a MFS Fund's purchase or sale of portfolio securities. However, the Funds and MFS do not consider financial intermediaries' sale of shares of a MFS Fund as a factor when choosing brokers or dealers to effect portfolio transactions for the MFS Funds.

Commissions and Distribution Plan Payments

Class A, Class 529A, and Class J Shares - General Provisions

For purchases of Class A, Class 529A and Class J shares subject to an initial sales charge, MFD generally pays a portion of the initial sales charge to financial intermediaries as an upfront commission of up to the following amounts:

Equity/Asset Allocation/Total Return Funds:

------------------------------------------------------------ ---------------------------------------------------------
Amount of Purchase                                           Upfront Commission as a Percentage of Offering Price
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Less than $50,000                                            5.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$50,000 but less than $100,000                               4.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$100,000 but less than $250,000                              3.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$250,000 but less than $500,000                              2.25%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$500,000 but less than $1,000,000                            1.75%
------------------------------------------------------------ ---------------------------------------------------------

Bond Funds:
------------------------------------------------------------ ---------------------------------------------------------
Amount of Purchase                                           Upfront Commission as a Percentage of Offering Price
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Less than $50,000                                            4.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$50,000 but less than $100,000                               3.50%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$100,000 but less than $250,000                              3.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$250,000 but less than $500,000                              2.25%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$500,000 but less than $1,000,000                            1.75%
------------------------------------------------------------ ---------------------------------------------------------

Short-Term Bond Funds:
------------------------------------------------------------ ---------------------------------------------------------
Amount of Purchase                                           Upfront Commission as a Percentage of Offering Price
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Less than $50,000                                            2.25%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$50,000 but less than $100,000                               2.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$100,000 but less than $250,000                              1.75%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$250,000 but less than $500,000                              1.50%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$500,000 but less than $1,000,000                            1.25%
------------------------------------------------------------ ---------------------------------------------------------

The difference between the total amount invested and the sum of (a) the net proceeds to the Funds and (b) the financial intermediary commission, is the amount of the initial sales charge retained by MFD. Because of rounding in the computation of offering price, the portion of the sales charge retained by MFD may vary and the total sales charge may be more or less than the sales charge calculated using the sales charge expressed as a percentage of the offering price or as a percentage of the net amount invested as listed in the Prospectus. From time to time, MFD may pay financial intermediaries up to 100% of the applicable initial sales charge of Class A, Class 529A and Class J shares of certain specified Funds sold by financial intermediaries during a specified sales period. In addition, financial intermediaries are generally eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

Class 529A-Specific Provisions

Except as noted below, for purchases of Class 529A shares on or after April 1, 2007, MFD will generally pay financial intermediaries an upfront commission of up to the following:

------------------------------------------------------------ ---------------------------------------------------------
Cumulative Purchase Amount                                   Upfront Commission as a Percentage of Offering Price
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
On the first $10,000,000 plus                                0.50%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Over $10,000,000                                             0.25%
------------------------------------------------------------ ---------------------------------------------------------

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases of Class 529A shares, at the discretion of MFD, MFD may pay certain financial intermediaries an upfront commission of up to 1% of the amount of Class 529A shares purchased through such financial intermediary instead of the upfront commission described above. In addition, such financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases before April 1, 2007 of Class 529A shares not subject to an initial sales charge, MFD may pay financial intermediaries an upfront commission of up to the following:

------------------------------------------------------------ ---------------------------------------------------------
Cumulative Purchase Amount                                   Upfront Commission as a Percentage of Offering Price
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
On the first $4,000,000 plus                                 1.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Over $4,000,000 to $25,000,000 plus                          0.50%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Over $25,000,000                                             0.25%
------------------------------------------------------------ ---------------------------------------------------------

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases before April 1, 2007 of Class 529A shares by employer sponsored or payroll deduction 529 plans for which there is no initial sales charge or the Class 529A initial sales charge is waived, MFD will generally pay financial intermediaries an upfront commission of up to the following:

------------------------------------------------------------ ---------------------------------------------------------
Cumulative Purchase Amount                                   Upfront Commission as a Percentage of Offering Price
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
On the first $25,000,000 plus                                0.50%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Over $25,000,000                                             0.25%
------------------------------------------------------------ ---------------------------------------------------------

In addition, financial intermediaries are generally eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

Class A-Specific Provisions Effective For Purchases on or After April 1, 2007

Except as noted below, for purchases of Class A shares on or after April 1, 2007, by retirement plans (other than Serviced Plans and plans for which Heritage Trust serves as a trustee) that are held by MFSC at the plan or omnibus level ("Investment-Only Retirement Plans"), MFD will generally pay financial intermediaries no upfront commission, but financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

For purchases of Class A shares by Investment-Only Retirement Plans, at the discretion of MFD, MFD may pay certain financial intermediaries an upfront commission of up to 1% of the amount of Class A shares purchased through such financial intermediary instead of the upfront commission described above. In addition, such financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

Except as noted below, for purchases of Class A shares on or after April 1, 2007, by accounts other than Investment-Only Retirement Plans and Serviced Plans, MFD will generally pay financial intermediaries an upfront commission of up to the following:

------------------------------------------------------------ ---------------------------------------------------------
Cumulative Purchase Amount                                   Upfront Commission as a Percentage of Offering Price
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
On the first $10,000,000 plus                                0.50%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Over $10,000,000                                             0.25%
------------------------------------------------------------ ---------------------------------------------------------

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

Class A-Specific Provisions Effective for Purchases Prior to April 1, 2007

For purchases before April 1, 2007 of Class A shares not subject to an initial sales charge other than by Serviced Plans, MFD may pay financial intermediaries an upfront commission of up to the following:

------------------------------------------------------------ ---------------------------------------------------------
Cumulative Purchase Amount                                   Upfront Commission as a Percentage of Offering Price
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
On the first $4,000,000 plus                                 1.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Over $4,000,000 to $25,000,000 plus                          0.50%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Over $25,000,000                                             0.25%
------------------------------------------------------------ ---------------------------------------------------------

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases prior to April 1, 2007 of Class A shares by Serviced Plans prior to April 1, 2001 (including sales to plans for which account establishment paperwork was received in good order by MFD on or prior to March 31, 2001), for which the initial sales charge is waived, MFD will generally pay financial intermediaries an upfront commission of up to the following:

------------------------------------------------------------ ---------------------------------------------------------
Cumulative Purchase Amount                                   Upfront Commission as a Percentage of Offering Price
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
On the first $2,000,000 plus                                 1.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Over $2,000,000 to $3,000,000 plus                           0.80%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Over $3,000,000 to $50,000,000 plus                          0.50%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Over $50,000,000                                             0.25%
------------------------------------------------------------ ---------------------------------------------------------

Except for Serviced Plans described below, for purposes of determining the level of commissions to be paid to financial intermediaries with respect to a shareholder's new investment in Class A shares, purchases for each shareholder account (and certain other accounts for which the shareholder is a record or beneficial holder) will be aggregated over a 12-month period (commencing from the date of the first such purchase).

In the case of Serviced Plans whose account establishment paperwork was received in good order after December 31, 1999, purchases prior to April 1, 2007 will be aggregated as described above but the cumulative purchase amount will not be re-set after the date of the first such purchase.

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

For purchases prior to April 1, 2007 of Class A shares by Serviced Plans on or after April 1, 2001 (including, sales to plans for which account establishment paperwork was received in good order by MFD on or after April 1, 2001), for which the initial sales charge is waived, MFD will generally pay financial intermediaries an upfront commission of up to the following:

------------------------------------------------------------ ---------------------------------------------------------
Cumulative Purchase Amount                                   Upfront Commission as a Percentage of Offering Price
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
On the first $4,000,000 plus                                 1.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Over $4,000,000 to $25,000,000 plus                          0.50%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Over $25,000,000                                             0.25%
------------------------------------------------------------ ---------------------------------------------------------

For purposes of determining the level of commissions to be paid to financial intermediaries with respect to a shareholder's investment in Class A shares, purchases for each shareholder account (and certain other accounts for which the shareholder is a record or beneficial holder) will be aggregated over an initial 12 month period commencing from the date of the first purchase.

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase except for purchases by Serviced Plans that trade through Princeton Retirement Group for which financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

Class B and Class 529B Shares

Except as noted below, for purchases of Class B and Class 529B shares, MFD will generally pay an upfront commission to financial intermediaries of up to 3.75% of the amount purchased through such financial intermediaries. MFD will also generally advance to financial intermediaries some or all of the first year Distribution Plan service fee payments of up to 0.25% of the amount of Class B and Class 529B shares purchased through such financial intermediary. In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases of Class B shares by a Serviced Plan for which account establishment paperwork was received in good order by MFD between July 1, 1996 and December 31, 1998, MFD will generally pay an upfront commission to financial intermediaries equal to 2.75% of the amount of Class B shares purchased through such financial intermediary. MFD will also generally advance to financial intermediaries some or all of the first year Distribution Plan service fee payments of up to 0.25% of the amount of Class B shares purchased through such financial intermediary. In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases of Class B shares by a Serviced Plan which established its account with MFSC between January 1, 1999, and December 31, 2002 (i.e., plan establishment paperwork is received by MFSC in good order by December 31, 2002) and certain other retirement plans as determined by MFD from time to time, MFD pays no upfront commission to financial intermediaries, but, instead, generally pays asset-based compensation to financial intermediaries of up to 1% annually of the average daily net assets of the class attributable to plan assets (of which 0.25% consists of the Distribution Plan service fee). This commission structure is not available with respect to a plan with a pre-existing account(s) with any MFS Fund which seeks to switch to the MFS Recordkeeper Plus product.

Class C and Class 529C Shares

Except as noted below, for purchases of Class C and Class 529C shares, MFD will generally pay an upfront commission to financial intermediaries of up to 1% of the amount of Class C and Class 529C shares purchased through such financial intermediary. In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan distribution fee payment of up to 0.75% and some or all of the Distribution Plan service fee payment of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases of Class C shares by Serviced Plans established between January 1, 2003 and March 31, 2005 (i.e., plan establishment paperwork is received by MFSC in good order on or after January 1, 2003), MFD pays no upfront commission to financial intermediaries, but, instead, generally pays asset-based compensation to financial intermediaries of up to 1% annually of the average daily net assets of the class attributable to plan assets (of which 0.25% consists of the Distribution Plan service fee).

For purchases of Class C shares by an Alliance Plan, MFD will pay upfront commissions or asset-based compensation to financial intermediaries under either option discussed above, at the financial intermediary's discretion.

Class R, Class R1, Class R2, Class R3 and Class R4 Shares

Except as noted below, for purchases of the following R share classes, MFD pays no upfront commission to financial intermediaries, but, instead, generally pays asset-based compensation to financial intermediaries of up to the following rates annually of the average daily net assets of the Funds attributable to plan assets (of which up to 0.25% consists of the Distribution Plan service fee), as follows:

-------------------------------------------------------- -------------------------------------------------------------
Class                                                    Annual Rate
-------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------- -------------------------------------------------------------
Class R1                                                 0.75%
-------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------- -------------------------------------------------------------
Class R, Class R2, Class R3                              0.50%
-------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------- -------------------------------------------------------------
Class R4                                                 0.25%
-------------------------------------------------------- -------------------------------------------------------------

In addition, MFD may pay financial intermediaries who sell Class R4 shares an upfront commission of up to 0.25% of up to $25 million of a Serviced Plan's initial investment. MFD generally will not pay financial intermediaries receiving this upfront commission an upfront commission with respect to any subsequent sale of Class R4 shares (subject to MFD waiving this limitation from time to time).

For purchases of Class R shares prior to April 1, 2007 by a Serviced Plan whose account establishment paperwork was received in good order between December 31, 2002 and March 31, 2005, MFD will generally pay financial intermediaries an upfront commission of up to the following:

-------------------------------------------------------- -------------------------------------------------------------
Cumulative Purchase Amount                               Upfront Commission as a Percentage of Offering Price
-------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------- -------------------------------------------------------------
On the first $4,000,000 plus                             1.00%
-------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------- -------------------------------------------------------------
Over $4,000,000 to $25,000,000 plus                      0.50%
-------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------- -------------------------------------------------------------
Over $25,000,000                                         0.25%
-------------------------------------------------------- -------------------------------------------------------------

For purposes of determining the level of commissions to be paid to financial intermediaries with respect to a shareholder's investment in Class R shares, purchases for each shareholder account (and certain other accounts for which the shareholder is a record or beneficial holder) will be aggregated over an initial 12 month period commencing from the date of the first such purchase.

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.50% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases of Class R shares prior to April 1, 2007 by an Alliance Plan whose account establishment paperwork was received in good order between December 31, 2002 and March 31, 2005, MFD will generally pay financial intermediaries an upfront commission of up to 0.60% of the amount of Class R shares purchased through such financial intermediary.

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.50% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

529 Administrative Services Fees, Retirement Plan Administrative and Services Fees, and Shareholder Servicing Payments

Financial intermediaries may receive all or a portion of the following payments:
529 administrative services fees as described in "Management of the Fund - Program Manager"; retirement plan administrative and service fees as described in "Management of the Fund - Administrator"; and shareholder servicing payments as described in "Management of the Fund - Shareholder Servicing Agent."

Other MFD Payments

Financial intermediaries may receive payments from MFD from MFD's own additional resources as incentives to market the MFS Funds, to cooperate with MFD's promotional efforts, and/or in recognition of their marketing, administrative services, and/or processing support. MFD compensates financial intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the financial intermediary, the level of assets attributable to and/or sales by the financial intermediary, and the quality of the overall relationship with the financial intermediary.

MFD may make marketing support and/or administrative services payments to financial intermediaries that sell Fund shares or provide services to MFD, the Funds or shareholders of the Funds through the financial intermediary's retail distribution channel and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition to the opportunity to participate in a financial intermediary's retail distribution channel or program, payments may include one or more of the following: business planning assistance; educating financial intermediary personnel about the various MFS Funds; assistance with Fund shareholder financial planning;

placement on the financial intermediary's preferred or recommended fund list; access to sales representatives and management representatives of the financial intermediary; administrative and account maintenance services.; participant or shareholder record-keeping; reporting or transaction processing; program administration; fund/investment selection and monitoring; enrollment; and education. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

MFD may make payments to certain financial intermediaries that sell Fund shares to help offset the financial intermediaries' costs associated with client account maintenance support, statement preparation, and transaction processing. The types of payments that MFD may make under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a financial intermediary, payment of networking fees of up to $6 per shareholder account maintained on certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a financial intermediary's mutual fund trading system.

From time to time, MFD, from MFD's own additional resources, may make additional payments to financial intermediaries that sell or provide services in connection with the sale of MFS Fund shares or the servicing of shareholder accounts. Such payments by MFD may include payment or reimbursement to, or on behalf of, financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and events, and other sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with training and educational meetings, client prospecting, retention, and due diligence trips. Other compensation may be offered, including goodwill payments relating to servicing, to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the NASD. MFD makes payments for entertainment events it deems appropriate, subject to MFD's policies and applicable law. These payments may vary depending upon the nature of the event.

NASD  Member  Broker/Dealers   Receiving  Payments  from  MFD's  Own  Additional
Resources

Set forth below is a list of the member firms of the NASD to which MFD expects as of December 1, 2006 to make payments from its own additional resources with respect to the Funds. Payments may also be made to affiliates of these firms. Any additions, modifications, or deletions to the broker/dealers identified in this list that have occurred since December 1, 2006 are not reflected. In addition to member firms of the NASD, MFD also makes payments to other financial intermediaries that sell or provide services to the Funds and shareholders, such as banks, insurance companies, and plan administrators. These firms are not included in this list and may include affiliates of MFD. You should ask your financial intermediary if it receives payments from MFD.

INTERMEDIARY FIRM NAME:                                      INTERMEDIARY FIRM NAME:
401(K) Investment Services, Inc.                             Merrill Lynch, Pierce, Fenner & Smith Incorporated
AG Edwards & Sons, Inc.                                      Metlife Securities Inc.
ADP Broker-Dealer, Inc.                                      Mid-Atlantic Securities, Inc.
AIG Financial Advisors, Inc.                                 Morgan Stanley DW Inc.
Ameriprise Financial Services, Inc.                          MSCS Financial Services, LLC
American General Securities Incorporated                     Multi Financial Services, Inc.
Bear, Stearns Securities Corp                                Paychex Securities Corporation
Becker & Suffern, LTD.                                       Piper Jaffray & Co.
Charles Schwab & Co., Inc.                                   Primevest Financial Services, Inc.
Chase Investment Services Corp.                              Princor Financial Services Corporation
Citigroup Global Markets Inc.                                Prudential Investment Management Services LLC
Commonwealth Financial Network                               Raymond James & Associates, Inc.

CUNA Brokerage Services, Inc.                                Raymond James Financial Services, Inc.
Fidelity Brokerage Services LLC                              RBC Dain Rauscher Inc.
Financial Network Investment Corp.                           State Street Global Markets, LLC
H.D. Vest Investment Services                                SunTrust Investment Services, Inc.
Hewitt Financial Services LLC                                UBS Financial Services Inc.
ICMA - RC Services, LLC                                      U.S. Bancorp Investments, Inc.
IFMG Securities, Inc.                                        UVest Financial Services Group, Inc.
ING Financial Partners, Inc.                                 Wachovia Securities, LLC
Legg Mason Investor Services, LLC                            Wells Fargo Investments LLC
Linsco/Private Ledger Corp.

Effective immediately, the following row and footnote are added to the list of "Recipients of Non-Public Portfolio Holdings on an Ongoing Basis" set forth in Appendix G:

Valley Forge Capital Advisors, Inc.**                        Fund Management

** Valley Forge Capital Advisors, Inc. receives non-public portfolio holdings disclosure regarding the MFS Sector Rotational Fund.


                 The date of this Supplement is January 1, 2007.